787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

May 20, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Preliminary Proxy Materials for BlackRock Credit Allocation Income Trust

(Investment Company Act File No. 811-21972)

Ladies and Gentlemen:

On behalf of BlackRock Credit Allocation Income Trust (the “Trust”), pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”), filed herewith are the preliminary proxy materials relating to the annual meeting of shareholders of the Trust.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Trust on the earliest date practicable. We would therefore appreciate receiving any comments of the staff of the Securities and Exchange Commission on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

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Please call me at 212-728-8970 with any questions or comments concerning this filing.

Sincerely,

/s/ Jay Spinola
Jay Spinola

cc:	Janey Ahn, Secretary of the Trust